Operating Costs - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Costs [Abstract]
Short-term employee benefits	£ 13.5	£ 11.8	£ 10.5
Post employment benefits	1.2	1.3	1.3
Share-based payments	5.0	6.2	5.6
Termination benefits	0.6	2.2
Compensation of key management personnel	£ 20.3	£ 21.5	£ 17.4